SEGMENT INFORMATION - Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 75,188	$ 78,775	$ 317,503	$ 331,890	$ 329,527
Utica Shale
Segment Reporting Information [Line Items]
Adjusted EBITDA	5,928	6,193	29,292	30,285	34,011
Ohio Gathering
Segment Reporting Information [Line Items]
Adjusted EBITDA	7,939	9,210	39,126	39,969	41,246
Williston Basin
Segment Reporting Information [Line Items]
Adjusted EBITDA	16,192	18,734	69,437	76,701	66,413
Piceance Basin
Segment Reporting Information [Line Items]
Adjusted EBITDA	23,557	25,999	98,765	111,042	111,113
DJ Basin
Segment Reporting Information [Line Items]
Adjusted EBITDA	5,911	2,673	18,668	7,558	6,624
Barnett Shale
Segment Reporting Information [Line Items]
Adjusted EBITDA	8,760	11,374	43,043	43,268	46,232
Marcellus Shale
Segment Reporting Information [Line Items]
Adjusted EBITDA	5,320	5,142	20,051	24,267	23,888
Permian Basin
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 1,581	$ (550)	$ (879)	$ (1,200)	$ 0